Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000155756 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
C000155756 [Member] | Northern Oil And Gas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
C000155756 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
C000155756 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
C000155756 [Member] | Tidewater Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
C000155756 [Member] | United States Cellular Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
C000155756 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
C000155756 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
C000155756 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
C000155756 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
C000155756 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155756 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000155756 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000155756 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155756 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155756 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000155756 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000155756 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000155756 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155756 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069806 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
C000069806 [Member] | Northern Oil And Gas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
C000069806 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
C000069806 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
C000069806 [Member] | Tidewater Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
C000069806 [Member] | United States Cellular Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
C000069806 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
C000069806 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.78%
C000069806 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Total Investments	0.96%
C000069806 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
C000069806 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069806 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000069806 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000069806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000069806 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069806 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000069806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000069806 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000069806 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000069806 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159791 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
C000159791 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
C000159791 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
C000159791 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000159791 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000159791 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
C000159791 [Member] | Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
C000159791 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
C000159791 [Member] | ICF International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
C000159791 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
C000159791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159791 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000159791 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000159791 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000159791 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000159791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000159791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000159791 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000159791 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000069818 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
C000069818 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.88%
C000069818 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
C000069818 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000069818 [Member] | Abercrombie And Fitch Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
C000069818 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000069818 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000069818 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
C000069818 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
C000069818 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
C000069818 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000069818 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000069818 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000069818 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000069818 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000069818 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000069818 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000069818 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000069818 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000069818 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000069818 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000095778 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
C000095778 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.88%
C000095778 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
C000095778 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000095778 [Member] | Abercrombie And Fitch Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
C000095778 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000095778 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000095778 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
C000095778 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
C000095778 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
C000095778 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000095778 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000095778 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000095778 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000095778 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000095778 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000095778 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000095778 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000095778 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000095778 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000095778 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155767 [Member] | Comerica Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.55%
C000155767 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.88%
C000155767 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
C000155767 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000155767 [Member] | Abercrombie And Fitch Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.74%
C000155767 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000155767 [Member] | Ensign Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.56%
C000155767 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
C000155767 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	0.72%
C000155767 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
C000155767 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155767 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000155767 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000155767 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000155767 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000155767 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000155767 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000155767 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155767 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000155767 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155767 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159789 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
C000159789 [Member] | KBR Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.19%
C000159789 [Member] | PTC Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
C000159789 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000159789 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000159789 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
C000159789 [Member] | Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
C000159789 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.28%
C000159789 [Member] | ICF International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
C000159789 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
C000159789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159789 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000159789 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	32.20%
C000159789 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000159789 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000159789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000159789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000159789 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000159789 [Member] | Government Money Market Mutual Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%